Derivatives and Hedging Activities - Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk (Details) - Designated as Hedging Instrument $ in Millions	Sep. 30, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument	Apr. 30, 2019 USD ($) instrument
Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Notional Aggregate Principal Amount | $	$ 850.0
Interest rate cap contract | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	1
Notional Aggregate Principal Amount | $	$ 256.4		$ 500.0
Interest Cap (as a percent)	3.50%
Interest rate cap contract | Cash Flow Hedging | DiscoverOrg Holdings
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument		1
Notional Aggregate Principal Amount | $		$ 500.0	$ 500.0
Interest Cap (as a percent)		3.50%
Interest rate swap contracts | DiscoverOrg Holdings
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument			2
Interest rate swap contracts | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	2		2
Notional Aggregate Principal Amount | $	$ 350.0		$ 350.0
Swap Rate (as a percent)	2.301%
Interest rate swap contracts | Cash Flow Hedging | DiscoverOrg Holdings
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument		2
Notional Aggregate Principal Amount | $		$ 350.0	$ 350.0
Swap Rate (as a percent)		2.301%
Forward Contracts [Member] | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	2
Notional Aggregate Principal Amount | $	$ 500.0
Swap Rate (as a percent)	0.37%